TF3 P-1
                        SUPPLEMENT DATED DECEMBER 1, 2001
                              TO THE PROSPECTUS OF
                             FRANKLIN TAX-FREE TRUST
             (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL
      INTERMEDIATE-TERM, HIGH YIELD, NEW JERSEY, OREGON, PENNSYLVANIA, AND
                       PUERTO RICO TAX-FREE INCOME FUNDS)
                               DATED JULY 1, 2001

The prospectus is amended as follows:

 Effective December 1, 2001, the Franklin Puerto Rico Tax-Free Income Fund will change its name to "Franklin Double Tax-Free Income Fund."

                      Please keep this supplement for future reference.






 TF3 SA-1

                        SUPPLEMENT DATED DECEMBER 1, 2001
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             FRANKLIN TAX-FREE TRUST
   (TF3 - FRANKLIN ARIZONA, COLORADO, CONNECTICUT, FEDERAL INTERMEDIATE-TERM, HIGH YIELD, NEW JERSEY, OREGON, PENNSYLVANIA, AND PUERTO RICO TAX-FREE INCOME
                                     FUNDS)
                               DATED JULY 1, 2001

The statement of additional information is amended as follows:

 Effective December 1, 2001, the Franklin Puerto Rico Tax-Free Income Fund will change its name to "Franklin Double Tax-Free Income Fund."

                           Please keep this supplement
                             for future reference.